Label	Element	Value
2ndVote Life Neutral Plus ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2ndVote Life Neutral Plus ETF CBOE: LYFE
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The 2ndVote Life Neutral Plus ETF (“Fund”) seeks to generate long-term total return.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares (“Shares”) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available for the Fund.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" reflect estimated expenses for the Fund's current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange traded fund (“ETF”). Under normal circumstances, the Fund seeks to meet its investment objective by primarily investing its net assets, plus borrowings for investment purposes, if any, in the equity securities of large- and mid- capitalization US companies that meet its pro-life social criteria. The Fund uses a fundamental security analysis and proprietary social scoring system to select the equity securities.

Construction of the Fund’s portfolio starts with the initial universe of US companies with a market capitalization greater than $2 billion. Companies that satisfy the market capitalization screen are then screened based on their life score (“Life Score”) from 2nd Vote, Inc. ("2V”), a 501(c)(3) non-profit organization that has created a proprietary scoring system to track the quality, quantity, type, and extent of a corporation’s or organization’s social activism. Companies with a Life Score of less than “3.0” on the scoring system are removed from the investable universe. The next step in the investment process is applying the Laffer Tengler Investments, Inc.’s (“LTI” or “Sub-Adviser”) Value Screen process or Relative Dividend Yield (“RDY”) and Relative-Price-to-Sales Ratio (“RPSR”) screen. RDY measures the yield of a particular stock compared to the yield on the S&P 500 and does so over long periods of time. RPSR measures how much investors are paying for a unit of sales, which reveals, according to the Sub-Adviser, what investors have historically paid for a particular company’s sales compared to what they are paying for the sales of all the companies in the S&P 500. The companies that pass the RDY and RPSR screen are then analyzed according to LTI’s proprietary research process, which analyzes fundamental, qualitative and quantitative data for each company:

Examples include:

• Qualitative Factors:
Catalyst for Outperformance
Franchise Value & Market Growth
Top Management/Board of Directors

• Quantitative Factors:
Sales/Revenue Growth
Operating Margins
Relative P/E
Positive Free Cash Flow
Dividend Coverage/Growth
Asset Turnover Ratio
Use of Cash (buyback, debt, dividend)
Leverage
Financial Risk

LTI’s proprietary research process determines the final investment portfolio and security weights for the Fund.

Value Screen

The fundamental security analysis process as developed by LTI, which employs two time-proven stock valuation metrics (both pioneered by its team) that it believes are consistent and robust indicators of investment value: Relative Dividend Yield (“RDY”) and Relative-Price-to-Sales Ratio (“RPSR”). RPSR is the dominant selection methodology. RDY provides a level of confirmation and conviction to the selection when dividends are available. After the initial screening is completed, each company will then be considered according to LTI’s proprietary research analysis consisting of its proprietary research process.

Proprietary Rating System

The proprietary scoring system was developed by 2V, whose founder is an indirect owner of the 2nd Vote Advisers, LLC (the “Adviser”). The scoring system evaluates information about companies’ direct and indirect corporate donations; activities and stated policies of companies; documented sponsorships for various political and advocacy-related events; corporate leadership donations, activities and advocacy; and lobbying spent for or against various issues on federal and state levels (collectively, “Activities and Policies Data”). Information on these Activities and Policies is gathered from different data sources including: Form 990’s (IRS tax forms that provide the public with financial information about nonprofit organizations), the IRS electronic filing database, official company websites, official company annual reports, news publications, keyword google searches, any other sources that demonstrate advocacy/activism by or on behalf of the company.

While all companies begin with a base “3.0” or Neutral score, 2V gathers Activities and Policies Data, converts this data into a point system that is then added or deducted from the base score. For donations, the base score will either increase (donations for pro-life causes) or decrease (donations for pro-abortion causes) based on the dollar amount. Companies that directly or indirectly support abortion or abortion related advocacy groups or legislation will lower its 2V scores. This would include any company that provides direct financial support for Planned Parenthood Federation of America and the Center for Reproductive Rights. Any company that provides support to pro-life organizations and or advocate for pro-life efforts will increase its 2V score. Ultimately a company receives a Life Score of between 1 and 5, which may not be a whole number. Companies with a Life Score of less than “3.0” on the scoring system are not included in the Fund’s portfolio.

The Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders. The Fund is actively managed and does not seek to replicate an index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

Scoring and Data Risk.
The composition of the Fund’s portfolio is heavily dependent on a proprietary scoring system as well as information and data supplied by third parties (“Scoring and Data”). When Scoring and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being included in or excluded from the Fund’s portfolio that would have been excluded or included had the Scoring and Data been correct and complete. If the composition of the Scoring and Data reflects such errors, the Fund’s portfolio can be expected to reflect the errors, too.

Social Criteria Risk.
Because the Fund evaluates social criteria to assess and exclude certain investments for non-financial reasons, it may forego some market opportunities available to funds that do not use these factors. The securities of companies that score favorably under 2V scoring methodology may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on social criteria or funds that use a different social criteria methodology. In addition, the Fund’s assessment of a company, based on the company’s 2V score, may differ from that of other funds or an investor. As a result, the companies deemed eligible for inclusion in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable social criteria characteristics if different metrics were used to evaluate them.

Equity Securities Risk.
Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The Fund’s portfolio is comprised of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

Infectious Illness Risk.
An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

Market Risk.
The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

ETF Risks.
The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk
. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face trading halts or delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares.
Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Flash Crash Risk.
Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day or cause the Fund itself to halt trading. In such market conditions, market or stop-loss orders to sell the ETF shares may be executed at market prices that are significantly below NAV or investors might not even be able to transact in Shares if the Fund halts trading.

Large Shareholder Risk.
From time to time, an AP , a third-party investor, the Adviser, the Sub-Adviser, or an affiliate of the Adviser or Sub-Adviser, or a fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.

Shares May Trade at Prices Other Than NAV.
S
hares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares.

Trading.
Although Shares are listed for trading on Cboe BZX Exchange, Inc. (“Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Large-Capitalization Companies Risk.
Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk.
Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies
New Adviser Risk.
The Adviser is a newly registered investment adviser and has not previously managed a mutual fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

New Fund Risk.
The Fund is new and does not have shares outstanding as of the date of this Prospectus. If the Fund does not grow large in size once it commences trading, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Sector Risk.
To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.

Consumer Discretionary.
Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Health Care Sector Risk
. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.
Information Technology Sector Risk
. The Fund is subject to risks faced by companies in the technology industry. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition both domestically and internationally, including competition from competitors with lower production costs, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is also available on the Fund’s website at www.2ndvotefunds.com

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.2ndvotefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	In the future, performance information for the Fund will be presented in this section.
2ndVote Life Neutral Plus ETF | 2ndVote Life Neutral Plus ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees:	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	0.75%
One Year	rr_ExpenseExampleYear01	$ 77
Three Years	rr_ExpenseExampleYear03	$ 240

[1]	“Other Expenses” reflect estimated expenses for the Fund’s current fiscal year.